VALUE ADDED TAX RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Schedule of value added tax receivable

	December 31, 2018	December 31, 2017
	$	$
Current (note 5)	12,811	7,004
Non-current (note 8)	5,991	6,751
	18,802	13,755